SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]	8. SUBSEQUENT EVENT The Company evaluated and concluded that no subsequent events have occurred that would require recognition or disclosure in the consolidated financial statements.